Legal Proceedings - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
Lease contract for a period	5 years
Long term lease contract period		21 years
Extended long term lease contract period		10 years
Cash advances by CEMEX Colombia					$ 13.4
Interest for advances					1.2
Purchase of the assets related to the project in Colombian pesos				$ 264.0		$ 14.1
Impairment of assets				295.0	14.3
Impairment loss		$ 445.0	$ 984.0	1,899.0
Excluding MOU and the Land MOU [member]
Disclosure of Commitments and Contingencies [Line Items]
Impairment loss				43.0	2.3
CI Calizas [member]
Disclosure of Commitments and Contingencies [Line Items]
Reduction of other accounts payable				(188.0)	(9.1)
Bottom of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Expiration of property over the aforementioned assets		5 years
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Expiration of property over the aforementioned assets		10 years
VAT Payable [member]
Disclosure of Commitments and Contingencies [Line Items]
Accounts payable				$ 191.0		$ 9.2
Adjustments in accounts payable					$ 5.0